CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Statements of comprehensive loss - Parenthetical (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Income Statements, Captions [Line Items]
Foreign currency translation adjustments, tax	$ 0	$ 0	$ 0
Parent Company | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Foreign currency translation adjustments, tax	$ 0	$ 0	$ 0